SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disposal of subsidiaries (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 16, 2026
Kingway Technology
Disposal of subsidiaries
Gain on disposal of a subsidiary under common control	$ 90,227
Fair value of equity method investments	12,239
Gain (loss) from remeasurement of equity interest	$ 6,660
Hangzhou Lightning Speed Technology Co. Ltd | Disposed by sale, not discontinued operations
Disposal of subsidiaries
Percentage of equity interest disposed		73.00%
Gain on disposal of a subsidiary under common control		$ 92,003